Financial Risk Management - Summary of Credit Quality of Cash and Cash Equivalents and Receivables (Detail) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 60,593,191	$ 26,322,047	$ 16,567,982	$ 23,475,521
External Credit A Grades [member]
Disclosure Of Reasonably Possible Changes To Actuarial Assumptions [line items]
Cash at bank and short-term bank deposits excluding restricted cash Minimum rating of A	$ 60,127,906	$ 26,321,627